Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Mar. 31, 2026 CNY (¥) AssetGroup	Mar. 31, 2026 USD ($) AssetGroup	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization Expense for Intangible Assets		¥ 176	$ 26	¥ 156	¥ 1,901
Number Of Intangible Asset Groups | AssetGroup		2	2
Impairment Of Intangible Asset Finite Lived Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true
Impairment of intangible assets	¥ 9,945	¥ 0		¥ 0	9,945
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets					7,905
Technology
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets					¥ 2,040